Organization and Business of Companies (Tables)	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
IKGH has fifteen wholly owned subsidiaries that were incorporated in the British Virgin Islands, listed in the table below.

Subsidiaries	Date of Incorporation
Foxhill Group Limited ( Foxhill ) *	February 15, 2007
Kasino Fortune Investments Limited ( Kasino Fortune )	February 16, 2007
Well Mount International Limited ( Well Mount ) *	November 1, 2007
Link Bond International Limited ( Link Bond ) *	November 1, 2007
Billion Boom International Limited ( Billion Boom )	November 1, 2007
Super Number Limited ( Super Number )	April 11, 2011
Jubilee Dynasty Ltd. ( Jubilee Dynasty )	May 18, 2012
Frontier Champion Limited ( Frontier )	May 28, 2013
Robust South Limited ("Robust") *	February 12, 2015
Yuwang Limited ("Yuwang")	March 11, 2015
Sino Hero Enterprises Limited ("Sino Hero")	March 16, 2015
Bliss Time Enterprises Limited ("Bliss")*	March 30, 2015
Brave Ring Limited ("Brave") *	March 30, 2015
Yong Kang Holdings Limited ("Yong") *	April 21, 2015
Prospect Jade Limited ("Prospect") *	April 22, 2015

* The subsidiary is currently inactive.

Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following companies are the Promotion Entities:

VIP Gaming Promotion Entities	Date Formed	Location	Subsidiary holds 100% of Profit Interest	Effective date of profit interest agreement

Sang Heng Gaming Promotion Company Limited ( Sang Heng )**	March 28, 2007	Star World Hotel and Casino Downtown Macau	Kasino Fortune	February 2, 2010

King s Gaming Promotion Ltd. ( King's Gaming )**	April 15, 2008	Sands Cotai Central Cotai, Macau	Billion Boom	November 10, 2010

Sang Lung Gaming Promotion Company Limited ( Sang Lung )**	March 28, 2011	Galaxy Macau Resort, Macau	Super Number	May 15, 2011

Bao Li Gaming Promotion Ltd. ( Bao Li )**	November 3, 2009	City of Dreams Hotel & Casino Cotai, Macau	Jubilee Dynasty	September 1, 2012

Mr. Lam Chou In (Collaborator) ***		Le Royal Arc Casino Downtown, Macau	Frontier Champion	July 1, 2013

Mr. Lou Kan Kuong (Crown Australia Junket Operator) ****		Crown Perth Casino in Perth, Australia and Crown Melbourne Casino in Melbourne, Australia	Sino Hero and Yuwang	May 16, 2015

** These are the Promoter company in Macau
*** According to Macau laws, a collaborator needs to enter into an agreement with a licensed gaming promoter and register with the Gaming Inspection and Coordination Bureau of the Macau SAR.
**** On May 15, 2015, the Company entered into agreements to acquire all of the profit interests of Mr. Lou Kan Kuong (“Mr. Lou” or the “Crown Australia Junket Operator”) promotion activities at the Crown Perth Casino in Perth, Australia and at the Crown Melbourne Casino in Melbourne, Australia with the consideration of $200 in total. Mr. Lou, who is currently an officer of IKGH, entered into agreements to act as a junket operator for the above two Casinos on June 24, 2013. The profit interests were acquired as an asset purchase for the historical costs of establishing the agreements between Mr. Lou and Australian Casinos as a related party transaction. The Company entered into the agreement to expand to overseas markets for its existing agent network in Macau.